Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	PACIFIC SELECT FUND
Prospectus Date	rr_ProspectusDate	May 01, 2017
Supplement [Text Block]	psf_SupplementTextBlock

SUPPLEMENT DATED AUGUST 28, 2017

TO THE PROSPECTUS FOR PACIFIC SELECT FUND

CLASS D, I AND P SHARES

DATED MAY 1, 2017

This supplement revises the Pacific Select Fund Class D, I and P Shares prospectus dated May 1, 2017 (the “Prospectus”), and must be preceded or accompanied by the Prospectus. The changes within this supplement are currently in effect. Remember to review the Prospectus for other important information. Capitalized terms not defined herein are as defined in the Prospectus.

Disclosure Changes to the Fund Summaries section

Short Duration Bond Portfolio – In the Principal Investment Strategies subsection, the last sentence in the second paragraph is deleted and replaced with the following:

The Fund may invest up to 25% of its assets in foreign debt denominated in U.S. dollars.

Long/Short Large-Cap Portfolio – In the Annual Fund Operating Expenses subsection, the row entitled “Total Other Expenses” is deleted.

Short Duration Bond Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	psf_SupplementTextBlock

SUPPLEMENT DATED AUGUST 28, 2017

TO THE PROSPECTUS FOR PACIFIC SELECT FUND

CLASS D, I AND P SHARES

DATED MAY 1, 2017

This supplement revises the Pacific Select Fund Class D, I and P Shares prospectus dated May 1, 2017 (the “Prospectus”), and must be preceded or accompanied by the Prospectus. The changes within this supplement are currently in effect. Remember to review the Prospectus for other important information. Capitalized terms not defined herein are as defined in the Prospectus.

Disclosure Changes to the Fund Summaries section

Short Duration Bond Portfolio – In the Principal Investment Strategies subsection, the last sentence in the second paragraph is deleted and replaced with the following:

The Fund may invest up to 25% of its assets in foreign debt denominated in U.S. dollars.

Long/Short Large-Cap Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	psf_SupplementTextBlock

SUPPLEMENT DATED AUGUST 28, 2017

TO THE PROSPECTUS FOR PACIFIC SELECT FUND

CLASS D, I AND P SHARES

DATED MAY 1, 2017

This supplement revises the Pacific Select Fund Class D, I and P Shares prospectus dated May 1, 2017 (the “Prospectus”), and must be preceded or accompanied by the Prospectus. The changes within this supplement are currently in effect. Remember to review the Prospectus for other important information. Capitalized terms not defined herein are as defined in the Prospectus.

Disclosure Changes to the Fund Summaries section

Long/Short Large-Cap Portfolio – In the Annual Fund Operating Expenses subsection, the row entitled “Total Other Expenses” is deleted.